Schedule of Provision of Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Loss before income taxes	$ (659,110)	$ (507,109)
UNITED KINGDOM
Loss before income taxes	(173,734)	(99,690)
Non-US [Member]
Loss before income taxes	(2,560)	(6,713)
MALAYSIA
Loss before income taxes	$ (482,816)	$ (400,706)